Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT
16.	SUBSEQUENT EVENT

On February 13, 2026, the Company disclosed that it entered into a non-binding letter of intent (LOI) with Ricloud AI Inc. to lease approximately 300 units of NVIDIA B300 AI servers. The estimated total contract value is US$120,000,000. Ricloud AI Inc. is an independent third party and is not a related party of the Company. Pursuant to the LOI, the Company paid a deposit of US$3,500,000 on January 26, 2026. The deposit is refundable under certain conditions and will be applied against future lease payments upon execution of the definitive lease agreement.

On the same date, the Company also disclosed that it entered into a non-binding letter of intent (LOI) with an Indonesia based counterparty in relation to a proposed land transaction intended to support the development of an AI computing infrastructure and data center site in Indonesia. The letter of intent contemplates a land parcel of approximately 50,000 square meters, to be acquired by the Company or through an Indonesian affiliate to be established. It includes (i) an initial USD 180,000 booking deposit for the temporary reservation of the aforesaid land and (ii) a subsequent booking fee of IDR 3,000,000,000 plus VAT (11%), each stated to be non-refundable in the event of cancellation, subject to the terms and conditions set forth therein.

On March 27, 2026, subsequent to the reporting period, the Company entered into a Securities Purchase Agreement with certain investors to issue and sell 2,910,000 Class A ordinary shares at US$5.00 per share, for aggregate gross proceeds of US$14,550,000 (the “PIPE Financing”). The net proceeds are intended to be used for the development of AI computing center related business in the United States, Japan and Southeast Asia. The closing of the PIPE was subject to the satisfaction of certain customary closing conditions as stipulated in the SPA and has been completed as of the date of this Annual Report.

On April 1, 2026, the Company entered into a loan agreement with an independent third party (“the Lender”), pursuant to which the Lender agreed to advance an unsecured, interest-free loan in the principal amount of US$3,500,000 to the Company. The full principal amount of US$3,500,000 was drawn down on April 1, 2026.  The loan matures one calendar month from the date of drawdown, unless extended by the Lender in writing. The proceeds of the loan are intended for general corporate and business purposes.

On April 22, 2026, the Company, through the Company’s wholly owned subsidiary, PT. AGCC AITECH Indonesia, entered into two separate Power Purchase and Sale Agreements (“the Agreements”) with an independent thirty party, the Indonesian state-owned electricity company, to secure electricity resources for the Data Center Project (“the Project”) in Indonesia. The aggregate initial expenses are estimated approximates IDR 46.0 billion (comprising connection fees and customer guarantee deposits). The agreements are not fixed-price contracts and the electricity tariffs are subject to adjustment under Indonesian government policies. Additionally, the Company is obligated to pay minimum charges even if actual consumption is below the contracted level (i.e. 27,700kVA), with such capacity to be energized in stages as specified in the Agreements.

On April 22, 2026, the Company entered into a loan agreement with an independent third party (“Lender”), pursuant to which the Lender agreed to provide an unsecured loan in the principal amount of US$6,500,000 to the Company. The full principal amount of US$6,500,000 was drawn down on April 22, 2026.  The loan bears interest at 3% per annum and matures one calendar month from the date of the drawdown, unless extended by the Lender in writing. The proceeds of the loan are intended for general corporate and business purposes.

As this event occurred after December 31, 2025, it is a non-adjusting subsequent event and has not been reflected in the accompanying financial statements. The transaction will be recorded in the subsequent reporting period upon closing.